Related Party Transactions - Schedule of related party transactions activity (Details) - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2016		Mar. 31, 2015	Dec. 31, 2015		Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Reported net premiums written	$ 3,064,759		$ 1,851,249	$ 7,951,063		$ 5,944,841	$ 6,199,404
Net losses and loss expenses incurred	1,382,485		769,827	4,766,200		3,258,393	3,731,464
Reported acquisition costs	403,267	[1]	153,696	1,317,448	[2]	738,118	909,323
Other strategic affiliates or subsidiaries
Related Party Transaction [Line Items]
Reported net premiums written	24,016		27,076	42,042		91,261	73,085
Net losses and loss expenses incurred	12,060		9,100	13,246		38,927	29,042
Reported acquisition costs	$ 11,604		$ 9,012	$ 14,682		$ 35,711	$ 25,275

[1]	The Company has reflected the amortization of certain fair value adjustments recorded in conjunction with the Catlin Acquisition within the respective segments.
[2]	The Company has reflected the amortization of certain fair value adjustments recorded in conjunction with the Catlin Acquisition within the respective segments.